Share-based payments	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Share-based payments

Note 16. Share-based payments

During the period ended March 31,2025 and the year ended June 30, 2024, the Company granted share options to advisors and consultants (as remuneration for services provided), as well as select employees and Directors of the Company under the board approved Start-Up Employee Share Option Plan (ESOP) and Employee Incentive Plan (EIP).

Start-Up Employee Share Option Plan (ESOP)

The ESOP was available for employees, directors, advisors and consultants, with the ESOP to be managed by the board, at its discretion.

Note 16. Share-based payments – continued

The ESOP was designed with the aim to be tax efficient for our recipients and remove any taxation event on issuance or vesting. In Australia, the Australian Taxation Office, or ATO, developed “start up ESOP concessions” for companies, like ours, that are deemed to be start-ups under criteria established by the ATO. The start up concessions were developed to make Australia competitive in order to attract and retain top talent in the start-up eco-system.

We have issued options under the ESOP on the following terms:

●	options may be exercised for Ordinary Shares;

●	three year vesting - cliff vesting on three-year anniversary after issuance;

●	strike price – net tangible assets adjusted for convertible notes, divided by the number of outstanding Ordinary Shares assuming conversion of any convertible notes (“Net Tangible Asset”). The Net Tangible Asset method has been adopted as per valuation guidelines set by the ATO; and

●	the board has discretion to force vesting or conversion on certain liquidity events such as an initial public offering or sale of our Company.

The values of the Options are calculated by applying the Black-Scholes model. The Company used valuations specialists to perform these valuations.

Employee Incentive Plan, (EIP)

The EIP provides ongoing incentives to any full time or part time employee of the Company or any of its subsidiaries (including a director or secretary of the Company or its subsidiaries who holds salaried employment with the Company or its subsidiaries on a full or part time basis) or an individual who provides services to the Company or an associated entity pf the Company, who is determined by the board to be eligible to receive grants of securities under the EIP. Such individuals are referred to as the Eligible Participants. The Company intends to make offers to Eligible Participants in Australia and other jurisdictions including the United States, subject to compliance with applicable laws.

Under the EIP, the Company may offer or issue to Eligible Participants, the following awards (“Employee Awards”):

●	performance rights: a right to be issued or provided with an Ordinary Share at no issue price on specific vesting conditions being achieved;

●	options: a right to be issued or provided with an Ordinary Share upon the payment of the exercise price and which can only be exercised if specific vesting conditions are achieved;

●	loan shares: Ordinary Shares issued subject to a limited recourse loan and at no interest rate, subject to specific vesting conditions;

●	deferred share awards: Ordinary Shares issued to Eligible Participants:

●	who elect to receive Ordinary Shares instead of any wages, salary, director’s fees, or other remuneration; or

●	by the Company, in its discretion, in addition to their wages, salary and remuneration, or in lieu of any discretionary cash bonus or other incentive payment; or

●	exempt share awards: Ordinary Shares issued for no consideration or at an issue price which is a discount to the market price with the intention that up to A$1,000 (or such other amount which is exempted from tax under the Income Tax Assessment Act 1936 (Cth) or the Income Tax Assessment Act 1997 (Cth) from time to time) of the total value or discount received by each employee will be exempt from tax.

Note 16. Share-based payments – continued

The board has discretion to determine the issue price and/or exercise price for the Employee Awards under the EIP.

The Employee Awards held by a participant will vest in and become exercisable on the satisfaction of any vesting conditions specified in the offer and in accordance with the rules of the EIP. Vesting conditions may be waived at the discretion of the board.

In the event a takeover bid is made to acquire all of the Company’s Ordinary Shares on issue, or a scheme of arrangement, selective capital reduction or other transaction is initiated which has an effect similar to a full takeover bid, the board may waive unsatisfied vesting conditions in relation to some or all Employee Awards. Further, if a takeover bid is made to acquire all of the Company’s Ordinary Shares on issue, participants may accept the takeover bid in respect of any Employee Awards (other than exempt share awards) which they hold notwithstanding the restriction period in respect of those Employee Awards has not expired.

If any vesting conditions of an Employee Award are mistakenly waived or deemed satisfied when in fact they were not satisfied, then, in accordance with the terms of the EIP, the board may determine that the relevant Employee Awards expire (if not yet exercised), or it may otherwise recover from the participant some or all of the Ordinary Shares issued on exercise of the Employee Awards or any proceeds received from the sale of those shares.

If prior to the exercise of an Employee Awards, the Company undergoes a reorganization of capital or bonus issue, the terms of the Employee Awards will be changed to the extent necessary to comply with the applicable listing rules.

Details of the expense arising from performance rights, options and warrants:

	March 31, 2025	March 31, 2024
	($)	($)

ESOP	741,832	1,388,497
Advisor Options (1)	-	1,086,937
Reach	34,937	34,937
Warrants (2)	-	253,391
Over allotment Option (3)	-	163,794
EIP (4)	1,336,382	723,420
Total Share based payments*	2,113,151	3,650,976

1.	Note that 327,142 Advisor Options vested and were exercised into Shares between July 2023 and December 2023 and 16,193 Advisor Options were forfeited. At March 31, 2024, nil remaining Advisor Options were on issue.

2.	Note that this expense is pertaining to the issuance of warrants (equating to 65,000 Ordinary Shares on exercise) to the Underwriter as part of the underwriting agreement. These Warrants will be exercisable at any time and from time to time, in whole or in part, during the four and a half year period commencing 180 days from the commencement of sales of the securities in the Offering, at a price per share equal to 125.0% of the public offering price per share of common stock at the Offering. The issuance acts as additional compensation for ThinkEquity services that would be rendered over a 24 month period from the Closing of the initial public offering. As these services vary and are not for a specific service, the fair value of this allocation cannot be estimated reliably. Thereby, the fair value of these warrants at grant date were calculated by applying the Black-Scholes model. The Company used valuations specialists to perform these valuations.

3.	Note that this expense is pertaining to the option granted to the underwriter, exercisable within 45 days after the closing of the Offering, to acquire up to an additional 15% of the total number of Shares to be offered by the company in the offering, solely for the purpose of covering over-allotments. This over-allotment option (not a service) essentially granted the underwriter the right to sell more shares than originally planned if the demand for a security issue proves higher than expected. The fair value of this service cannot be estimated reliably as the exercise was subjective on share price performance and/or timing. Thereby, the fair value of these options at grant date were calculated using the Black-Scholes model. The Company used valuations specialists to perform these valuations. In addition, please note that these options have not been exercised and the 45-day limit has expired.

Note 16. Share-based payments - continued

4.	Note the expense is pertaining to options issued to Eligible Participants as per the EIP. Included in the expense for EIP is Conor McGregor’s Ambassador Agreement. In consideration for providing services under the Ambassador Agreement, and pursuant to the exemption from registration provided for in Regulation S promulgated under the Securities Act, Mr. McGregor received 700,000 performance share rights that will vest once the 30-day volume-weighted average price (VWAP) achieves the following trigger: 150,000 shares on execution of the Ambassador Agreement; 100,000 shares when the share price reaches $7.50; 150,000 shares when the share price reaches $10.00; 150,000 shares when the share price reaches $15.00 and 150,000 shares when the share price reaches $20.00. Aligned with the three (3) year term of the Ambassador Agreement, Mr. McGregor is restricted from selling shares within three (3) years of issuance unless specific conditions are met, such as the Company’s written consent, a sale or liquidation of the Company, or if the Company breaches the agreement.

Details of the number of share options outstanding during the year, are as follows:

	ESOP		ADVISOR
	March 31, 2025	June 30, 2024	March 31, 2024	June 30, 2024
Beginning of period	784,098	784,098	-	344,055
Granted during the period	-	-	-	-
Forfeited/expired during the period	-	-	-	(16,913)
Exercised during the period	(6,994)	-	-	(327,142)
End of the period	777,104	784,098	-	-

	Reach		EIP
	March 31, 2025	June 30, 2024	March 31, 2025		June 30, 2024
Beginning of period	45,794	45,794	630,729		-
Granted during the period	-	-	1,247,810	*	630,729
Forfeited/expired during the period	-	-	(77,500)		-
Exercised during the period	-	-	(190,000	)*	-
End of the period	45,794	45,794	1,611,039		630,729

*	Included in March 31,2025 is Conor McGregor’s Ambassador Agreement. In consideration for providing services under the Ambassador Agreement, and pursuant to the exemption from registration provided for in Regulation S promulgated under the Securities Act, Mr. McGregor received 700,000 performance share rights that will vest once the 30-day volume-weighted average price (VWAP) achieves the following trigger: 150,000 shares on execution of the Ambassador Agreement; 100,000 shares when the share price reaches $7.50; 150,000 shares when the share price reaches $10.00; 150,000 shares when the share price reaches $15.00 and 150,000 shares when the share price reaches $20.00. Aligned with the three (3) year term of the Ambassador Agreement, Mr. McGregor is restricted from selling shares within three (3) years of issuance unless specific conditions are met, such as the Company’s written consent, a sale or liquidation of the Company, or if the Company breaches the agreement.

	Over Allotment Option		Warrants
	March 31, 2025	June 30, 2024	March 31, 2025	June 30, 2024
Beginning of period	-	-	65,000	-
Granted during the period	-	195,000	-	65,000
Forfeited/expired during the period	-	(195,000)	-	-
Exercised during the period	-	-	-	-
End of the period	-	-	65,000	65,000

	March 31, 2025	June 30, 2024
Total beginning of period	1,525,621	1,173,947
Total granted during the period	1,247,810	890,729
Total forfeited/expired during the period	(77,500)	(211,913)
Total exercised during the period	(196,994)	(327,142)
Total end of the period	2,498,937	1,525,621

Note 16. Share-based payments - continued

The model inputs for options granted during the reporting periods include:

Grant Date	Exercise price	Term	Spot Price	Share price volatility	Expected Dividend yield	Risk free interest rate
ESOP
31 Aug 2021	$0.62	3 years	$5.72	67.3%	0.0%	0.2%
31 Aug 2021	$5.72	3 years	$5.72	67.3%	0.0%	0.2%
1 March 2022	$0.62	3 years	$18.51	66.4%	0.0%	1.5%
23 Feb 2023	$0.23	3.0 years	$5.72	64.5%	0.0%	3.6%

ADVISOR
21 Aug 2021	$0.62	2.86 years	$5.72	66.6%	0.0%	0.5%
21 Aug 2021	$0.01	2.86 years	$5.72	66.6%	0.0%	0.5%
21 Aug 2022	$0.01	4.90 years	$10.80	65.4%	0.0%	3.0%
REACH
13 Feb 2023	$5.72	3.30 years	$5.72	65.4%	0.0%	3.5%
9 June 2023	$6.73	3.15 years	$6.12	60.1%	0.0%	3.8%
EIP
10 Oct 2023	-	3 years	$7.64	N/A	0%	N/A
1 Mar 2024	-	3 years	$7.52	N/A	0%	N/A
1 Jul 2024	-	1 years	$3.26	N/A	0%	N/A
13 Sept 2024	-	3 years	$1.81	N/A	0%	N/A
4 Oct 2024	-	3 years	$2,64	N/A	0%	N/A
4 Nov 2024	-	3 years	$2,35	N/A	0%	N/A
3 Jan 2025	-	1 years	$1.11	N/A	0%	N/A
6 Mar 2025	-	0 years	$0.81	N/A	0%	N/A
3 Feb 2025	-	1 year	$0.61	N/A	0%	N/A
Warrants
27 March 2024	US$6.25	5 years	$5.00	62.9%	0%	3.7%
Over allotment
27 March 2024	$5.00	0.12 years	$5.00	46%	0%	3.7%

The share-based payment expense of $2,113,151 for the nine-months ending March 31, 2025 ($3,650,976 for the nine-months ending March 31,2024) has been recognized in the unaudited interim Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Loss.

Note 22. Share-based payments

During the periods 30 June 2024 and 30 June 2023, the Company granted share options to advisors and consultants (as remuneration for services provided), as well as select employees and Directors of the Company under the board approved Employee Share Option Plan (ESOP).

Each share option converts into one Ordinary Share of the Company on exercise. An option may be exercised by either (a) paying to the Company the Exercise Price of the Option being exercised (Cash Exercise) or (b) if elected by the Option Holder by setting off the total Exercise Price against the number of Shares which they are entitled to receive upon exercise (Cashless Exercise Facility). The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting, subject to meeting the vesting conditions, to the date of their expiry.

Options are exercisable at a price determined by each option grant and range from $0.01 (relating to options granted as consideration for foregone cash payment for services provided), to $6.73 per share (relating to issuances under the ESOP which qualifies for the ATO ESS start-up tax concessions available for SME unlisted companies). All options are vested over three years. If the options remain unexercised after the period agreed from the date of grant the options expire. Options are forfeited if the employee leaves the Company before the options vest unless otherwise agreed by the Board.

The values of the Options are calculated by applying the Black-Scholes model. The Company used valuations specialists to perform these valuations.

During the reporting periods the Company also issued share rights (RSU’s) to select employees of the Company under the board approved Employee Incentive Plan (EIP). These share rights may be converted into Ordinary Shares under the EIP. Fifty percent of the principal share rights will vest and be exercisable on October 1, 2025 and the remaining fifty percent of the share rights will vest and be exercisable on and from October 1, 2026.

The values of the Share Rights are calculated by applying the Black-Scholes model. The Company used valuations specialists to perform these valuations.

Details of the expense arising from performance rights, options and warrants:

	2024 $	2023 $	2022 $

ESOP	1,851,329	1,052,245	914,682
Advisor Options (1)	1,086,938	1,164,524	632,301
Reach	46,584	148,615	-
Warrants (2)	253,391	-	-
Over allotment Option (3)	163,794	-	-
RSU	1,119,562	-	-
Total Share based payments*	4,521,598	2,365,384	1,546,983

1.	Note that 327,142 Advisor Options vested and were exercised into Shares between July 2023 and December 2023 and 16,193 Advisor Options were forfeited. At June 30, 2024, nil remaining Advisor Options were on issue.

Note 22. Share-based payments - continued

2.	Note that this expense is pertaining to the issuance of warrants (equating to 65,000 Ordinary Shares on exercise) to the Underwriter as part of the underwriting agreement. These Warrants will be exercisable at any time and from time to time, in whole or in part, during the four and a half year period commencing 180 days from the commencement of sales of the securities in the Offering, at a price per share equal to 125.0% of the public offering price per share of common stock at the Offering. The issuance acts as additional compensation for ThinkEquity services that would be rendered over a 24 month period from the Closing of the initial public offering. As these services vary and are not for a specific service, the fair value of this allocation cannot be estimated reliably. Thereby, the fair value of these warrants at grant date were calculated by applying the Black-Scholes model. The Company used valuations specialists to perform these valuations.

3.	Note that this expense is pertaining to the option granted to the underwriter, exercisable within 45 days after the closing of the Offering, to acquire up to an additional 15% of the total number of Shares to be offered by the company in the offering, solely for the purpose of covering over-allotments. This over-allotment option essentially granted the underwriter the right to sell more shares than originally planned if the demand for a security issue proves higher than expected. The fair value of this service cannot be estimated reliably as the exercise was subjective on share price performance and/or timing. Thereby, the fair value of these options at grant date were calculated using the Black-Scholes model. The Company used valuations specialists to perform these valuations. In addition, please note that these options have not been exercised and the 45-day limit has expired.

Details of the number of share options outstanding during the year, adjusted to account for the 4-for-5 reverse share split, are as follows:

ESOP
	2024	2023	2022
Beginning of period	784,098	556,074	-
Granted during the period	-	312,886	556,074
Forfeited/expired during the period	-	(84,862)	-
Exercised during the period	-	-	-
End of the period	784,098	784,098	556,074

Advisor
	2024	2023	2022
Beginning of period	344,055	312,362	-
Granted during the period	-	31,693	312,362
Forfeited/expired during the period	(16,913)	-	-
Exercised during the period	(327,142)	-	-
End of the period	-	344,055	312,362

Note 22. Share-based payments - continued

Reach
	2024	2023	2022
Beginning of period	45,794	-	-
Granted during the period	-	45,794	-
Forfeited/expired during the period	-	-	-
Exercised during the period	-	-	-
End of the period	45,794	45,794	-

RSU
	2024	2023	2022
Beginning of period	-	-	-
Granted during the period	630,729	-	-
Forfeited/expired during the period	-	-	-
Exercised during the period	-	-	-
End of the period	630,729	-	-

Over Allotment Option
	2024	2023	2022
Beginning of period	-	-	-
Granted during the period	195,000	-	-
Forfeited/expired during the period	(195,000)	-	-
Exercised during the period	-	-	-
End of the period	-	-	-

Warrants
	2024	2023	2022
Beginning of period	-	-	-
Granted during the period	65,000	-	-
Forfeited/expired during the period	-	-	-
Exercised during the period	-	-	-
End of the period	65,000	-	-

Total
	2024	2023	2022
Total beginning of period	1,173,947	868,436	-
Total granted during the period	890,729	390,373	868,436
Total forfeited/expired during the period	(211,913)	(84,862)	-
Total exercised during the period	(327,142)	-	-
Total end of the period	1,525,621	1,173,947	868,436

The model inputs for options granted during the reporting periods include:

Grant Date	Exercise price	Term	Spot Price	Share price volatility	Expected Dividend yield	Risk free interest rate
ESOP
31 Aug 2021	$0.62	3 years	$5.72	67.3%	0.0%	0.2%
31 Aug 2021	$5.72	3 years	$5.72	67.3%	0.0%	0.2%
1 March 2022	$0.62	3 years	$18.51	66.4%	0.0%	1.5%
23 Feb 2023	$0.23	3.0 years	$5.72	64.5%	0.0%	3.6%
ADVISOR
21 Aug 2021	$0.62	2.86 years	$5.72	66.6%	0.0%	0.5%
21 Aug 2021	$0.01	2.86 years	$5.72	66.6%	0.0%	0.5%
21 Aug 2022	$0.01	4.90 years	$10.80	65.4%	0.0%	3.0%

Note 22. Share-based payments - continued

REACH
13 Feb 2023	$5.72	3.30 years	$5.72	65.4%	0.0%	3.5%
9 June 2023	$6.73	3.15 years	$6.12	60.1%	0.0%	3.8%

RSUs
10 Oct 2023	-	3 years	$7.64	N/A	0%	N/A
1 Mar 2024	-	3 years	$7.52	N/A	0%	N/A

Warrants
27 March 2024 Over allotment	US$6.25	5 years	$5.00	62.9%	0%	3.7%
27 March 2024	$5.00	0.12 years	$5.00	46%	0%	3.7%

The share-based payment expense of $4,521,598 for the period ended June 30, 2024 ($2,365,384 June 30, 2023 and $1,546,983 June 30, 2022) has been recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Loss.